Summary of significant accounting policies	6 Months Ended
Sep. 30, 2021
Summary of significant accounting policies
Summary of significant accounting policies

2            Summary of significant accounting policies

(a)          Principles of consolidation

The accompanying unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries in which the Company, directly or indirectly, has a controlling financial interest. For consolidated subsidiaries where the Company’s ownership is less than 100%, the portion of equity (net assets) in a subsidiary not attributable, directly or indirectly, to the Company, are presented as non-controlling interests. All significant intercompany balances and transactions have been eliminated on consolidation.

(b)          Use of estimates

The preparation of the unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the estimate of stand-alone selling price for each performance obligation in contracts with customers that contain more than one performance obligation, the estimated number of successful match units over the estimated weighted average remaining useful life of donated cord blood units, the useful lives of property, plant and equipment and intangible assets, the recoverability of property, plant and equipment and intangible assets, the collectibility of accounts receivables, and the realizability of inventories and deferred tax assets.